Income Tax - Summary of Income/(loss) Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ 148,069,733	$ 115,743,892	$ 81,636,828
UAE
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	126,599,985	114,383,349	99,688,931
BVI
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(1,125,543)	(20,798)	(3,810)
Mainland China
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	1,891,201	(11,061,063)	(16,736,026)
HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	1,133,756	1,468,015	593,949
Cayman Islands
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	19,712,137	11,616,105	(1,497,198)
Singapore
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ (141,803)	$ (641,716)	$ (409,018)